Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Executive Board and Board of Directors loans
in	2021		2020	2019
Executive Board loans (CHF million)
Balance at beginning of period	13	[1]	32	33
Additions	8		5	13
Reductions	(4)		(24)	(14)
Balance at end of period	17	[1]	13	32
Board of Directors loans (CHF million)
Balance at beginning of period	9	[2]	9	10
Additions	2		0	3
Reductions	(4)		0	(4)
Balance at end of period	7	[2]	9	9
1 The number of individuals with outstanding loans was four at the beginning of the year and seven at the end of the year.
2 The number of individuals with outstanding loans was three at the beginning and the end of the year.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2021	2020	2019
Loans to equity method investees (CHF million)
Balance at beginning of period	414	299	253
Net borrowings/(repayments)	(36)	115	46
Balance at end of period	378	414	299

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2021		2020		2019
Executive Board loans (CHF million)
Balance at beginning of period	13	[1]	32		33
Additions	8		5		13
Reductions	(4)		(24)		(14)
Balance at end of period	17	[1]	13		32
Board of Directors loans (CHF million)
Balance at beginning of period	9	[2]	9		10
Additions	2		0		3
Reductions	(4)		0		(4)
Balance at end of period	7	[2]	9	[2]	9
1 The number of individuals with outstanding loans was four at the beginning of the year and seven at the end of the year.
2 The number of individuals with outstanding loans was three at the beginning and the end of the year.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2021	2020
Assets (CHF million)
Net loans	8,683	8,444
Other assets	98	200
Total assets	8,781	8,644
Liabilities (CHF million)
Due to banks/customer deposits	1,022	1,119
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94	93
Short-term borrowings	5,944	440
Long-term debt	55,998	52,144
Other liabilities	1,051	1,098
Total liabilities	64,109	54,894
Related party revenues and expenses
in	2021	2020	2019
Revenues (CHF million)
Interest and dividend income	(56)	(39)	(5)
Interest expense	(1,673)	(1,618)	(1,307)
Net interest income	(1,729)	(1,657)	(1,312)
Commissions and fees	102	114	80
Other revenues	212	104	104
Net revenues	(1,415)	(1,439)	(1,128)
Expenses (CHF million)
Total operating expenses	2,089	1,967	1,867
Related party guarantees and commitments
end of	2021	2020
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	4	4
Revocable loan commitments	87	88